Income Taxes - Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 37,771	$ 34,215
Capitalized inventory costs and adjustments		3,631	4,891
Allowance for doubtful accounts		2,199	2,636
Self-insurance reserves		665	1,164
Capitalized research and development costs		0	10,026
Other		5,686	6,562
Net operating loss carryforwards		5,141	4,804
Total deferred tax assets, gross		55,093	64,298
Valuation allowance		(14,178)	(11,554)
Total deferred tax assets		40,915	52,744
Deductible goodwill		(110,331)	(106,221)
Depreciation		(23,306)	(21,798)
Unremitted earnings of domestic affiliates		(7,691)	(6,563)
Other		(4,790)	(4,466)
Total deferred tax liabilities		(146,118)	(139,048)
Net deferred tax liabilities	[1]	$ (105,203)	$ (86,304)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.